OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments

Midcap Fund

COMMON STOCK - 93.0%	Shares	Value (Note 1)
Consumer Discretionary - 17.6%
Bed Bath & Beyond Inc.*	94,815	$ 4,576,720
CarMax Inc.*	91,284	2,930,217
Liberty Global Inc., Class C*	82,669	3,305,933
Omnicom Group Inc.	94,590	4,640,585
Staples Inc.	195,822	3,802,863
TJX Cos. Inc.	114,680	5,703,037
Yum! Brands Inc.	57,030	2,930,201
		27,889,556
Consumer Staples - 3.6%
Brown-Forman Corp., Class B	39,569	2,702,563
McCormick & Co. Inc.	63,740	3,048,684
		5,751,247
Energy - 6.7%
EOG Resources Inc.	29,187	3,458,951
Noble Corp.*	82,120	3,746,315
Southwestern Energy Co.*	81,595	3,506,137
		10,711,403
Financials - 21.7%
Arch Capital Group Ltd.*	44,545	4,418,419
Brookfield Asset Management Inc.	223,471	7,253,869
Brown & Brown Inc.	138,685	3,578,073
Leucadia National Corp.	121,910	4,576,501
Markel Corp.*	14,410	5,972,225
T Rowe Price Group Inc.	49,682	3,299,878
WR Berkley Corp.	164,644	5,303,183
		34,402,148
Health Care - 13.7%
Covance Inc.*	38,067	2,083,026
CR Bard Inc.	32,555	3,233,037
DENTSPLY International Inc.	146,484	5,418,443
Laboratory Corp. of America Holdings*	53,842	4,960,464
Techne Corp.	84,111	6,022,348
		21,717,318
Industrials - 16.4%
Copart Inc.*	154,208	6,681,833
IDEX Corp.	99,964	4,363,429
Jacobs Engineering Group Inc.*	69,835	3,591,614
Ritchie Bros Auctioneers Inc.	118,408	3,333,185
Wabtec Corp./DE	58,509	3,968,665
Waste Management Inc.	110,475	4,125,136
		26,063,862
Information Technology - 11.1%
Amphenol Corp., Class A	53,351	2,901,761
Broadridge Financial Solutions Inc.	202,489	4,594,475
FLIR Systems Inc.	147,870	5,117,781
Western Union Co./The	241,185	5,009,412
		17,623,429
Materials - 2.2%
Ecolab Inc.	69,600	3,550,992
		3,550,992

Total Common Stock (Cost $111,196,337)		147,709,955

Repurchase Agreement - 5.3%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $8,591,883 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $8,423,393 (Cost $8,423,390)		8,423,390

TOTAL INVESTMENTS - 98.3% (Cost $119,619,727)		156,133,345
NET OTHER ASSETS AND LIABILITIES - 1.7%		2,755,182
TOTAL ASSETS - 100%		$ 158,888,527
*Non-income producing

Investors Fund

COMMON STOCK - 93.8%	Shares	Value (Note 1)
Consumer Discretionary - 7.3%
Staples Inc.	53,215	$ 1,033,435
Target Corp.	25,570	1,278,756
Walt Disney Co./The	19,005	818,926
		3,131,117
Consumer Staples - 14.8%
Coca-Cola Co./The	12,713	843,507
Costco Wholesale Corp.	13,355	979,189
Diageo PLC, ADR	13,677	1,042,461
Kraft Foods Inc., Class A	31,255	980,157
PepsiCo Inc./NC	26,272	1,692,179
Walgreen Co.	20,150	808,821
		6,346,314
Energy - 15.0%
Apache Corp.	8,565	1,121,330
Chevron Corp.	10,832	1,163,682
Noble Corp.*	13,895	633,890
Petroleo Brasileiro S.A., ADR	23,595	953,946
Schlumberger Ltd.	15,451	1,440,960
Southwestern Energy Co.*	25,823	1,109,614
		6,423,422
Financials - 14.1%
Bank of New York Mellon Corp./The	44,593	1,331,993
Berkshire Hathaway Inc., Class B*	8,860	740,962
Franklin Resources Inc.	10,932	1,367,374
Markel Corp.*	2,911	1,206,464
US Bancorp	51,790	1,368,810
		6,015,603
Health Care - 11.7%
Johnson & Johnson	24,089	1,427,273
Laboratory Corp. of America Holdings*	12,719	1,171,801
Novartis AG, ADR	20,533	1,115,969
UnitedHealth Group Inc.	28,499	1,288,155
		5,003,198
Industrials - 8.4%
3M Co.	15,401	1,439,994
Jacobs Engineering Group Inc.*	17,515	900,796
Waste Management Inc.	33,495	1,250,703
		3,591,493
Information Technology - 22.5%
Cisco Systems Inc.	93,989	1,611,912
Google Inc., Class A*	2,630	1,541,732
Intel Corp.	59,905	1,208,284
International Business Machines Corp.	8,129	1,325,596
Microsoft Corp.	62,089	1,574,577
QUALCOMM Inc.	21,510	1,179,393
Visa Inc., Class A	15,700	1,155,834
		9,597,328

Total Common Stock (Cost $34,719,754)		40,108,475

Repurchase Agreement - 6.1%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $2,650,969 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $2,598,983 (Cost $2,598,982)		2,598,982

TOTAL INVESTMENTS - 99.9% (Cost $37,318,736)		42,707,457
NET OTHER ASSETS AND LIABILITIES - 0.1%		46,902
TOTAL ASSETS - 100%		$ 42,754,359
*Non-income producing
ADR-American Depository Receipt

Balanced Fund

COMMON STOCK - 63.7%	Shares/Par Value	Value (Note 1)
Consumer Discretionary - 5.0%
Staples Inc.	10,155	$ 197,210
Target Corp.	4,890	244,549
Walt Disney Co./The	3,820	164,604
		606,363
Consumer Staples - 10.2%
Coca-Cola Co./The	2,485	164,880
Costco Wholesale Corp.	2,670	195,764
Diageo PLC, ADR	2,735	208,462
Kraft Foods Inc., Class A	6,240	195,686
PepsiCo Inc./NC	5,017	323,145
Walgreen Co.	3,850	154,539
		1,242,476
Energy - 10.0%
Apache Corp.	1,690	221,255
Chevron Corp.	2,084	223,884
Noble Corp.*	2,675	122,034
Petroleo Brasileiro S.A., ADR	4,540	183,552
Schlumberger Ltd.	2,930	273,252
Southwestern Energy Co.*	4,677	200,971
		1,224,947
Financials - 9.5%
Bank of New York Mellon Corp./The	8,357	249,624
Berkshire Hathaway Inc., Class B*	1,710	143,007
Franklin Resources Inc.	2,148	268,672
Markel Corp.*	577	239,138
US Bancorp	10,055	265,754
		1,166,194
Health Care - 8.0%
Johnson & Johnson	4,580	271,365
Laboratory Corp. of America Holdings*	2,465	227,100
Novartis AG, ADR	3,960	215,226
UnitedHealth Group Inc.	5,810	262,612
		976,303
Industrials - 5.7%
3M Co.	3,075	287,513
Jacobs Engineering Group Inc.*	3,365	173,062
Waste Management Inc.	6,325	236,175
		696,750
Information Technology - 15.3%
Cisco Systems Inc.	17,834	305,853
Google Inc., Class A*	509	298,381
Intel Corp.	11,665	235,283
International Business Machines Corp.	1,542	251,454
Microsoft Corp.	12,650	320,804
QUALCOMM Inc.	4,295	235,495
Visa Inc., Class A	3,010	221,596
		1,868,866

Total Common Stock (Cost $6,552,187)		7,781,900

CORPORATE NOTES AND BONDS - 17.0%
Consumer Discretionary - 0.5%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	55,000	62,014
		62,014
Consumer Staples - 1.9%
Costco Wholesale Corp., 5.3%, 3/15/12	100,000	104,488
Kraft Foods Inc., 5.625%, 11/1/11	13,000	13,361
Sysco Corp., 5.25%, 2/12/18	100,000	109,577
		227,426
Energy - 3.6%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	54,044
Devon Energy Corp., 6.3%, 1/15/19	100,000	117,381
Marathon Oil Corp., 6%, 10/1/17	100,000	112,688
Valero Energy Corp., 6.875%, 4/15/12	150,000	158,606
		442,719
Financials - 4.0%
Allstate Corp./The, 6.2%, 5/16/14	100,000	112,170
American Express Co., 4.875%, 7/15/13	150,000	159,993
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	109,196
General Electric Capital Corp., 4.8%, 5/1/13	100,000	106,304
		487,663
Health Care - 1.2%
Abbott Laboratories, 5.6%, 11/30/17	125,000	141,569
		141,569
Industrials - 0.9%
United Parcel Service Inc., 5.5%, 1/15/18	100,000	111,997
		111,997
Information Technology - 3.6%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	112,404
Hewlett-Packard Co., 4.5%, 3/1/13	100,000	106,567
Oracle Corp., 4.95%, 4/15/13	100,000	107,779
Western Union Co./The, 5.93%, 10/1/16	100,000	111,182
		437,932
Telecommunication Services - 1.3%
Verizon New England Inc., 6.5%, 9/15/11	150,000	154,030
		154,030
Total Corporate Notes and Bonds
(Cost $1,973,066)		2,065,350

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.1%
Fannie Mae - 2.1%
4.875%, 5/18/12	150,000	157,534
2.375%, 7/28/15	100,000	101,138
		258,672
Federal Home Loan Bank - 1.4%
5.5%, 8/13/14	150,000	169,793

Freddie Mac - 1.3%
4.875%, 11/15/13	150,000	164,403

U.S. Treasury Note - 10.3%
5.125%, 6/30/11	50,000	50,625
1%, 7/31/11	400,000	401,203
0.5%, 11/15/13	75,000	73,881
4.25%, 8/15/14	100,000	109,367
3.125%, 10/31/16	300,000	310,617
3.75%, 11/15/18	185,000	194,395
2.625%, 11/15/20	125,000	116,660
		1,256,748
Total U.S. Government and Agency Obligations
(Cost $1,799,845)		1,849,616

Repurchase Agreement - 3.7%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $459,365 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $450,357 (Cost $450,357)		450,357

TOTAL INVESTMENTS - 99.5% (Cost $10,775,455)		12,147,223
NET OTHER ASSETS AND LIABILITIES - 0.5%		61,510
TOTAL ASSETS - 100%		$ 12,208,733
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Disciplined Equity Fund

COMMON STOCK - 92.1%	Shares	Value (Note 1)
Consumer Discretionary - 9.9%
Discovery Communications Inc.*	60,850	$ 2,142,529
Omnicom Group Inc.	60,457	2,966,020
Staples Inc.	119,745	2,325,448
Target Corp.	63,575	3,179,386
TJX Cos. Inc.	57,985	2,883,594
Walt Disney Co./The	46,380	1,998,514
Yum! Brands Inc.	30,345	1,559,126
		17,054,617
Consumer Staples - 9.3%
Coca-Cola Co./The	36,680	2,433,718
Costco Wholesale Corp.	37,280	2,733,369
Diageo PLC, ADR	39,745	3,029,364
Kraft Foods Inc., Class A	59,160	1,855,257
PepsiCo Inc./NC	61,660	3,971,521
Walgreen Co.	48,940	1,964,452
		15,987,681
Energy - 12.7%
Apache Corp.	31,448	4,117,172
Chevron Corp.	36,549	3,926,459
ConocoPhillips	38,215	3,051,850
Noble Corp.*	37,225	1,698,204
Petroleo Brasileiro S.A., ADR	63,725	2,576,402
Schlumberger Ltd.	39,746	3,706,712
Southwestern Energy Co.*	64,512	2,772,081
		21,848,880
Financials - 15.1%
American Express Co.	55,465	2,507,018
Bank of New York Mellon Corp./The	103,295	3,085,422
Berkshire Hathaway Inc., Class B*	17,339	1,450,061
Brookfield Asset Management Inc.	66,985	2,174,333
Franklin Resources Inc.	24,841	3,107,112
Markel Corp.*	7,946	3,293,220
Morgan Stanley	84,070	2,296,793
Northern Trust Corp.	34,375	1,744,531
US Bancorp	138,610	3,663,462
WR Berkley Corp.	80,425	2,590,489
		25,912,441
Health Care - 10.0%
Allergan Inc./United States	23,175	1,645,889
Johnson & Johnson	70,540	4,179,495
Laboratory Corp. of America Holdings*	30,576	2,816,967
Novartis AG, ADR	68,080	3,700,148
Teva Pharmaceutical Industries Ltd., ADR	45,095	2,262,416
UnitedHealth Group Inc.	55,085	2,489,842
		17,094,757
Industrials - 10.2%
3M Co.	47,448	4,436,388
Aecom Technology Corp.*	107,495	2,980,836
Copart Inc.*	42,680	1,849,324
Illinois Tool Works Inc.	51,180	2,749,390
Jacobs Engineering Group Inc.*	41,115	2,114,544
Waste Management Inc.	90,725	3,387,672
		17,518,154
Information Technology - 17.7%
Cisco Systems Inc.	229,815	3,941,327
FLIR Systems Inc.	75,725	2,620,842
Google Inc., Class A*	7,869	4,612,887
Intel Corp.	114,935	2,318,239
International Business Machines Corp.	24,043	3,920,692
Microsoft Corp.	192,525	4,882,434
QUALCOMM Inc.	59,475	3,261,014
Visa Inc., Class A	41,000	3,018,420
Western Union Co./The	87,440	1,816,129
		30,391,984
Materials - 2.8%
Ecolab Inc.	56,000	2,857,120
Praxair Inc.	19,330	1,963,928
		4,821,048
Telecommunication Services - 2.1%
AT&T Inc.	116,170	3,554,802
		3,554,802
Utilities - 2.3%
NextEra Energy Inc.	72,370	3,989,034
		3,989,034

Total Common Stock (Cost $145,561,407)		158,173,398

Repurchase Agreement - 7.7%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $13,428,118 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $13,164,787 (Cost $13,164,784)		13,164,784

TOTAL INVESTMENTS - 99.8% (Cost $158,726,191)		171,338,182
NET OTHER ASSETS AND LIABILITIES - 0.2%		352,937
TOTAL ASSETS - 100%		$ 171,691,119
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Madison Institutional Equity Option Fund

COMMON STOCK - 81.9%	Shares	Value (Note 1)
Consumer Discretionary - 17.1%
American Eagle Outfitters Inc.	10,000	$ 158,900
Bed Bath & Beyond Inc.*	1,800	86,886
Best Buy Co. Inc.	4,000	114,880
Lowe's Cos. Inc.	8,600	227,298
Staples Inc.	6,000	116,520
Target Corp.	2,600	130,026
TJX Cos. Inc.	2,500	124,325
		958,835
Energy - 2.7%
EOG Resources Inc.	1,300	154,063
		154,063
Financials - 12.6%
American Express Co.	4,000	180,800
Bank of America Corp.	11,000	146,630
Bank of New York Mellon Corp./The	3,500	104,545
Morgan Stanley	6,000	163,920
State Street Corp.	2,500	112,350
		708,245
Health Care - 27.7%
Biogen Idec Inc.*	5,000	366,950
Celgene Corp.*	4,000	230,120
Genzyme Corp.*	2,000	152,300
Gilead Sciences Inc.*	5,000	212,200
Mylan Inc./PA*	12,000	272,040
Pfizer Inc.	8,500	172,635
Teva Pharmaceutical Industries Ltd., ADR	3,000	150,510
		1,556,755
Information Technology - 21.8%
Adobe Systems Inc.*	3,800	126,008
Brocade Communications Systems Inc.*	20,000	123,000
Cisco Systems Inc.	10,000	171,500
eBay Inc.*	4,200	130,368
Google Inc., Class A*	300	175,863
Microsoft Corp.	8,000	202,880
Symantec Corp.*	6,000	111,240
Visa Inc., Class A	2,500	184,050
		1,224,909

Total Common Stock (Cost $4,632,372)		4,602,807

INVESTMENT COMPANIES - 3.9%
iPATH S&P 500 VIX Short-Term Futures ETN*	3,600	105,696
Powershares QQQ Trust Series 1	2,000	114,860
Total Investment Companies (Cost $247,982)		220,556

Repurchase Agreement - 19.5%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $1,115,112 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $1,093,244 (Cost $1,093,244)		1,093,244

TOTAL INVESTMENTS - 105.3% (Cost $5,973,598)		5,916,607

NET OTHER ASSETS AND LIABILITIES - 0.1%		2,919
Total Call Options Written - (5.3%)		(299,253)
TOTAL ASSETS - 100%		$5,620,273

*Non-income producing
ADR-American Depository Receipt
ETN-Exchange Traded Note

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	38	April 2011	35.00	798
American Eagle Outfitters Inc.	100	August 2011	16.00	14,000
American Express Co.	40	April 2011	46.00	1,800
Bank of America Corp.	110	April 2011	14.00	1,265
Bank of New York Mellon Corp./The	35	June 2011	30.00	4,060
Bed Bath & Beyond Inc.	18	May 2011	47.00	4,977
Biogen Idec Inc.	50	April 2011	62.50	54,750
Brocade Communications Systems Inc.	200	October 2011	6.00	16,700
Celgene Corp.	9	April 2011	60.00	207
Celgene Corp.	31	July 2011	57.50	10,230
eBay Inc.	42	April 2011	30.00	5,922
EOG Resources Inc.	13	April 2011	95.00	31,070
Genzyme Corp.	20	April 2011	70.00	12,400
Gilead Sciences Inc.	50	May 2011	39.00	20,250
Google Inc.	3	June 2011	625.00	3,390
iPATH S&P 500 VIX Short-Term Futures ETN	36	May 2011	35.00	4,806
Lowe's Cos. Inc.	86	April 2011	23.00	30,100
Morgan Stanley	60	July 2011	28.00	7,530
Mylan Inc./PA	120	April 2011	21.00	20,700
Pfizer Inc.	85	June 2011	19.00	13,388
Powershares QQQ Trust Series 1	20	May 2011	56.00	4,910
State Street Corp.	25	August 2011	45.00	7,225
Symantec Corp.	60	July 2011	19.00	5,970
Teva Pharmaceutical Industries Ltd.	30	June 2011	52.50	3,255
TJX Cos. Inc.	25	July 2011	46.00	12,000
Visa Inc.	25	June 2011	75.00	7,550
Total Call Options Written (Premiums received $216,370)				$299,253

Small/Mid-Cap Fund

COMMON STOCK - 93.2%	Shares	Value (Note 1)
Consumer Discretionary - 13.9%
Bed Bath & Beyond Inc.*	760	$ 36,685
CarMax Inc.*	954	30,624
Lamar Advertising Co., Class A*	760	28,074
Omnicom Group Inc.	855	41,946
Staples Inc.	1,375	26,703
TJX Cos. Inc.	1,085	53,957
Yum! Brands Inc.	535	27,488
		245,477
Consumer Staples - 3.5%
Brown-Forman Corp., Class B	424	28,959
McCormick & Co. Inc.	685	32,764
		61,723
Energy - 8.7%
Co.ntango Oil & Gas Co.*	455	28,774
Ensco PLC, ADR	400	23,136
EOG Resources Inc.	250	29,628
Noble Corp.*	860	39,233
Southwestern Energy Co.*	760	32,657
		153,428
Financials - 22.1%
Arch Capital Group Ltd.*	420	41,660
Brookfield Asset Management Inc.	1,580	51,287
Brookfield Properties Corp.	1,832	32,463
Brown & Brown Inc.	1,545	39,861
IntercontinentalExchange Inc.*	251	31,008
Leucadia National Corp.	1,150	43,171
Markel Corp.*	94	38,958
RLI Corp.	475	27,384
T Rowe Price Group Inc.	492	32,679
WR Berkley Corp.	1,647	53,050
		391,521
Health Care - 12.6%
Covance Inc.*	354	19,371
CR Bard Inc.	365	36,248
DENTSPLY International Inc.	1,315	48,642
IDEXX Laboratories Inc.*	350	27,027
Laboratory Corp. of America Holdings*	512	47,171
Techne Corp.	610	43,675
		222,134
Industrials - 14.9%
Copart Inc.*	1,313	56,892
IDEX Corp.	1,060	46,269
Jacobs Engineering Group Inc.*	660	33,944
Knight Transportation Inc.	1,350	25,988
Ritchie Bros Auctioneers Inc.	1,000	28,150
Wabtec Corp./DE	540	36,628
Waste Management Inc.	935	34,913
		262,784
Information Technology - 11.9%
Adobe Systems Inc.*	750	24,870
Amphenol Corp., Class A	528	28,718
Blackboard Inc.*	390	14,134
Broadridge Financial Solutions Inc.	1,998	45,335
FLIR Systems Inc.	1,383	47,865
Western Union Co./The	2,380	49,432
		210,354
Materials - 3.4%
Ecolab Inc.	620	31,632
Valspar Corp.	740	28,934
		60,566
Telecommunication Services - 2.2%
Crown Castle International Corp.*	905	38,508
		38,508

Total Common Stock (Cost $1,295,030)		1,646,495

INVESTMENT COMPANIES - 1.3%
iShares Gold Trust*	1,660	23,257
Total Investment Companies (Cost $16,763)

Repurchase Agreement - 5.0%
With U.S. Bank National Association issued 3/31/11 at 0.01%, due
4/1/11, collateralized by $90,284 in Freddie Mac MBS #E99143
due 2/1/20. Proceeds at maturity are $88,514 (Cost $88,514)		88,514

TOTAL INVESTMENTS - 99.5% (Cost $1,400,307)		1,758,266
NET OTHER ASSETS AND LIABILITIES - 0.5%		8,224
TOTAL ASSETS - 100%		$ 1,766,490

*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing Price (“NOCP”).  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of March 31, 2011, and for the six-month period then ended, none of the funds held securities deemed as a Level 3.

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Mid-Cap Fund
Common Stocks	$ 147,709,955	$ -	$ -	$ 147,709,955
Repurchase Agreement		8,423,390		8,423,390
	$ 147,709,955	$ 8,423,390	$ -	$ 156,133,345
Investors Fund
Common Stocks	$ 40,108,475			$ 40,108,475
Repurchase Agreement		2,598,982		2,598,982
	$ 40,108,475	$ 2,598,982	$ -	$ 42,707,457
Balanced Fund
Common Stocks	$ 7,781,900	$ -	$ -	$ 7,781,900
Corporate Notes and Bonds		2,065,350		2,065,350
U.S. Government and Agency Obligations		1,849,616		1,849,616
Repurchase Agreement		450,357		450,357
	$ 7,781,900	$ 4,365,323	$ -	$ 12,147,223
Disciplined Equity Fund
Common Stocks	$ 158,173,398	$ -	$ -	$ 58,173,398
Repurchase Agreement		13,164,784		13,164,784
	$ 158,173,398	$ 13,164,784	$ -	$ 171,338,182
Madison Institutional Equity Option Fund
Assets:
Common Stocks	$ 4,602,807	$ -	$ -	$ 4,602,807
Investment Companies	220,556			220,556
Repurchase Agreement		1,093,244		1,093,244
	$ 4,823,363	$ 1,093,244	$ -	$ 5,916,607
Liabilities:
Written Options	$ 299,253	$ -	$ -	$ 299,253
	$ 299,253	$ -	$ -	$ 299,253
Small/Mid-Cap Fund
Common Stocks	$ 1,646,495	$ -	$ -	$ 1,646,495
Investment Company	23,257			23,257
Repurchase Agreement		88,514		88,514
	$ 1,669,752	$ 88,514	$ -	$ 1,758,266

Statement of Assets & Liability Presentation of Fair Values of Derivative Instruments

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts		$-	Options Written	$299,253

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 19, 2011

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: May 19, 2011